Share-based payments - B-BBEE Transaction (Details) - Share-based payments relating to the B-BBEE transaction - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with parties other than employees	$ 7.6	$ 7.6
IHS South Africa Holding Proprietary Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares in subsidiary awarded as compensation in share-based payment arrangement	30.00%